Shareholders' equity and share-based payments - Perpetual subordinated notes (Details) € in Millions, $ in Millions			12 Months Ended
	May 18, 2022 EUR (€)	Jan. 17, 2022 EUR (€) tranche	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jan. 25, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 04, 2020 EUR (€)	Apr. 04, 2019 EUR (€)	Oct. 06, 2016 EUR (€)	May 18, 2016 EUR (€)	Feb. 26, 2015 EUR (€)
Shareholders' equity and share-based payments
Amount of perpetual deeply subordinated notes recorded in equity | $			$ 13,882
Coupons booked in deduction of shareholders' equity | $			$ 331	$ 368	$ 308
Number of tranches | tranche		2
Perpetual subordinated notes
Shareholders' equity and share-based payments
Notional amount						€ 12,250	€ 12,250		€ 9,547
Perpetual subordinated notes issued, 2.000%, callable after 5.25 years
Shareholders' equity and share-based payments
Interest rate (as percent)		2.00%
Years after which notes are callable		5 years 3 months
Notional amount		€ 1,000				1,000
Perpetual subordinated notes issued, 3.250%, callable after 15 years
Shareholders' equity and share-based payments
Interest rate (as percent)		3.25%
Years after which notes are callable		15 years
Notional amount		€ 750				750
Perpetual subordinated notes issued, 2.125%, callable after 12 years
Shareholders' equity and share-based payments
Interest rate (as percent)								2.125%
Notional amount						1,500	1,500	€ 1,500
Perpetual subordinated notes issued, 1.625%, callable after 7 years
Shareholders' equity and share-based payments
Interest rate (as percent)								1.625%
Notional amount						1,500	1,500	€ 1,500
Perpetual subordinated notes issued, 2.000%, callable after 10 years
Shareholders' equity and share-based payments
Interest rate (as percent)										2.00%
Notional amount						1,000	1,000		1,000	€ 1,000
Perpetual subordinated notes issued, 1.750%, callable after 5 years
Shareholders' equity and share-based payments
Interest rate (as percent)											1.75%
Notional amount						1,500	1,500		1,500		€ 1,500
Subordinated note, 3.369%, perpetual maturity callable after 10 years
Shareholders' equity and share-based payments
Interest rate (as percent)												3.369%
Notional amount						1,500	1,500		1,500			€ 1,500
Subordinated note, 2.708%, perpetual maturity callable after 6.6 years
Shareholders' equity and share-based payments
Interest rate (as percent)												2.708%
Notional amount						1,000	1,000		1,000			€ 1,000
Subordinated note, 3.875%, perpetual maturity callable after 6 years
Shareholders' equity and share-based payments
Interest rate (as percent)	3.875%												3.875%
Notional amount							1,750		1,750				€ 1,750
Amount repaid	€ 1,750
Subordinated note, 2.250%, perpetual maturity callable after 6 years
Shareholders' equity and share-based payments
Interest rate (as percent)														2.25%
Notional amount									297					€ 2,500
Subordinated note, 2.625%, perpetual maturity callable after 10 years
Shareholders' equity and share-based payments
Interest rate (as percent)														2.625%
Notional amount						€ 2,500	€ 2,500		€ 2,500					€ 2,500